9. PROVISION FOR INCOME TAXES (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Provision For Income Taxes Details 1
Net operating loss carryforwards	$ 1,781,334	$ 1,064,457
Tax credit carryforwards	12,499	0
Non-qualified stock options	857,613	0
Other temporary differences	164,379	21,786
Gross deferred tax assets	2,815,825	1,086,243
Valuation allowance	(2,815,825)	(1,086,243)
Net deferred tax assets	$ 0	$ 0